Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 6,146,610	$ 6,108,748	$ 3,924,732
Future production costs	(1,928,321)	(1,804,615)	(1,185,960)
Future development costs	(642,373)	(598,610)	(488,548)
Future income taxes	(1,011,370)	(1,049,797)	(676,618)
Undiscounted future net cash flows	2,564,546	2,655,726	1,573,606
10% annual discount	(970,811)	(871,884)	(523,874)
Standardized measure of discounted future net cash flows	1,593,735	1,783,842	1,049,732	$ 409,402
Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	294,202	317,437	284,711
Future production costs	(104,688)	(156,724)	(131,788)
Future development costs	(35,420)	(39,360)	(57,690)
Future income taxes	(5,594)	(2,515)	(656)
Undiscounted future net cash flows	148,500	118,838	94,577
10% annual discount	(44,277)	(29,008)	(19,338)
Standardized measure of discounted future net cash flows	104,223	89,830	75,239	35,455
Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	4,323,914	4,059,619	2,434,954
Future production costs	(1,159,621)	(983,782)	(531,751)
Future development costs	(276,804)	(207,630)	(187,414)
Future income taxes	(858,700)	(848,519)	(558,226)
Undiscounted future net cash flows	2,028,789	2,019,688	1,157,563
10% annual discount	(715,217)	(640,625)	(343,561)
Standardized measure of discounted future net cash flows	1,313,572	1,379,063	814,002	269,502
Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	86,191	102,104	157,527
Future production costs	(32,608)	(49,255)	(56,311)
Future development costs	(2,166)	(3,752)	(7,524)
Future income taxes	(1,409)	(2,231)	(10,442)
Undiscounted future net cash flows	50,008	46,866	83,250
10% annual discount	(6,626)	(5,317)	(13,293)
Standardized measure of discounted future net cash flows	43,382	41,549	69,957	73,516
Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	187,064	277,429	0
Future production costs	(118,797)	(173,053)	0
Future development costs	(49,595)	(54,400)	0
Future income taxes	(2,251)	(6,610)	0
Undiscounted future net cash flows	16,421	43,366	0
10% annual discount	(5,080)	(8,499)	0
Standardized measure of discounted future net cash flows	11,341	34,867	0	0
Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	1,255,239	1,352,159	1,047,540
Future production costs	(512,607)	(441,801)	(466,110)
Future development costs	(278,388)	(293,468)	(235,920)
Future income taxes	(143,416)	(189,922)	(107,294)
Undiscounted future net cash flows	320,828	426,968	238,216
10% annual discount	(199,611)	(188,435)	(147,682)
Standardized measure of discounted future net cash flows	$ 121,217	$ 238,533	$ 90,534	$ 30,929